Marketable Securities (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Common Shares Received, Amount	$ 1,329,710
San Emidio [Member]
Common Shares Received, Shares | shares	200,000
Common Shares Received, Amount	$ 51,260
Fish Lake Property [Member]
Common Shares Received, Shares | shares	28,176,951
Common Shares Received, Amount	$ 1,329,710